Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Related Party Transactions
Related Party Transactions

Note 13: Related Party Transactions

Interest-Charge Domestic International Sales Corporation (“IC-DISC”)

The Company has an affiliate, My Worldwide Market Place, Inc. which is an IC-DISC and was established February 12, 2013. The IC-DISC is owned by the Company Stockholders. Effective December 31, 2022, IC-DISC was discontinued as a result there will be no future accruals or commissions paid out.

The IC-DISC is organized to manage sales to certain qualified customers and receive commissions from the Company for this activity. The commissions expenses were $1.4 million and $2.8 million for the three months ended December 31, 2022 and 2021, and $2.8 million and $6.3 million for the six months ended December 31, 2022, and 2021 respectively. The commission is determined under formulas and rules defined in the law and regulations of the US tax code, and under these regulations, the commission is deductible by the Company and results in a specified profit to the IC-DISC. This net profit is not subject to federal income tax. The IC-DISC distributes the profit to its stockholders, who are taxed on the income as a dividend. The owners of the IC-DISC elected to forgive the commissions earned for the twelve months ended December 31, 2022. The forgiveness of $6.6 million was recorded as a deemed capital contribution by the Company Stockholders.

Captive Insurance Policies

Bruce Ogilvie, Executive Chairman and a principal stockholder of Alliance, and Jeff Walker, Chief executive Office, a director, and a principal stockholder of Alliance, established two insurance companies; Guard Yourself Insurance Company, Ltd. and Super O Insurance Company, Ltd., replaced effective April 1, 2018, with the current new insurance companies, Airlie Protection Ins. Co., Inc. and Protection for You Ins. Co., Inc. These insurance companies additionally insure the general assets, liabilities and claims of Alliance through March 30, 2022, and were not renewed for future periods. Premium payments are allowed based on the Loan Agreement dated February 21, 2017. The Company is not a guarantor and does not have exposure in the event of a loss.

Total captive policy expense for the three months December 31, 2022 and 2021, were $0.0 million and $0.54 million respectively and for the six months ended December 31, 2022, and December 31, 2021, were $0.0 and $1.09 million respectively, which are included in related party receivables on the consolidated balance sheets. Captive Claims receivables for six months ended December 31, 2022, and December 31, 2021, was $0.0 and $0.9 million respectively.

Other Related Party Transactions

During the three months December 31, 2022 and 2021, and the six-month periods ended December 31, 2022, and 2021, the Company had sales to a related party company owned by the Company’s shareholders of $1.6 million, 2.6 million, $2.3 million, and $4.8 million, respectively. Also, during the same periods, the Company had costs incurred with another related party company in the amount of $3.5 million, $6.7 million, $5.4 million and $7.8 million, respectively.

Note 12: Related Party Transactions

Captive Insurance Policies

In addition to insurance policies as required by the Company’s loan agreement, which insure certain assets, liabilities and general operations of the Company, the Stockholders of the Company established two insurance companies; Guard Yourself Insurance Company, Ltd. and Super O Insurance Company, Ltd., replaced effective April 1, 2018, with the current new insurance companies, Airlie Protection Ins. Co., Inc. and Protection for You Ins. Co., Inc. These insurance companies additionally insure the general assets, liabilities and claims of the Company through March 30, 2022, and were not renewed for future periods. The entities are known as captive insurance companies. New policies cover the period of March 31, 2021, to March 30, 2022, and will incur an annual expense of $2.4 million. Premium payments are allowed based on the Loan Agreement dated February 21, 2017. The Company is not a guarantor and does not have exposure in the event of a loss. Total captive policy expense for years ending June 30, 2022, 2021, and 2020 was $1.6 million, $2.2 million, and $2.7 million, respectively. Total claims filed for the years ended June 30, 2022, 2021, and 2020 were $1.4 million, $1.4 million, and $0.9 million respectively. On June 30, 2022, and 2021, receivables from the captive insurance companies were $0.25 million and $1.5 million, respectively, which are included in related party receivables on the consolidated balance sheets.

Interest-Charge Domestic International Sales Corporation

The Company has an affiliate, My Worldwide Market Place, Inc. which is an IC-DISC and was established February 12, 2013. The IC-DISC is owned by the Company Stockholders.

The IC-DISC is organized to manage sales to certain qualified customers and receive commissions from the Company for this activity. The commissions expense ($9.9 million, $5.4 million, and $8.2 million for the years ended June 30, 2022, 2021, and 2020, respectively) was determined under formulas and rules defined in the law and regulations of the US tax code. Under these regulations, the commission is deductible by the Company and results in a specified profit to the IC-DISC. This net profit is not subject to Federal income tax. The IC-DISC distributes the profit to its Stockholders, who are taxed on the income as a dividend.

During the years ended June 30, 2022, 2021 and 2020, the Company had sales to a related party company owned by the Company’s shareholders of $7.1 million, $5.3 million, and $2.5 million, respectively. Also, during the years ended June 30, 2022 and 2021, the Company had costs incurred with another related party company in the amount of $13.0 million, and $3.0 million, respectively.